Income taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule of Income Tax Expense

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2023	2022	2023	2022

Current income taxes	18.0	13.2	33.6	18.3
Deferred income taxes	(28.0)	(4.1)	(36.5)	(4.2)
Income tax expense (benefit)	(10.0)	9.0	(2.9)	14.1